Commitments And Contingencies (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Minimum lease rental payments
2012	$ 3,595
2013	3,608
2014	3,180
2015	3,686
2016	3,603
Thereafter	121,598
Total future minimum rental payments	$ 139,270